Related Parties (Details) - Schedule of Balances with Interested and Related parties - Related Party [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule of Balances with Interested and Related parties [Line Items]
Advances to suppliers	[1]		$ 228
Assets			228
Related parties	[2],[3]	66	32
Chief executive officer salary (included in other account payable)	[4]	18
Revenue sharing payment (included in other account payable)	[5]	21	6
Liability to SciSparc (included in other account payable)	[6]	98
Liability to supplier (included in trade payable)	[1]	69
Liability to consultant (included in other account payable)	[1]	17
Liabilities		$ 289	$ 38

[1]	On October 26, 2022, the Group and Pure Capital, a company owned by a family member of Mr. Hakmon’s, entered into a consultant agreement, pursuant to which Pure Capital will provide consultancy services to the Group for a monthly fee of NIS 57.5 thousand (approximately $16.5 thousand). The Group paid Pure Capital a one-time signing bonus in the amount of NIS 425 thousand (approximately $121 thousand) for their services to the Group from the day of the Company’s inception until the closing of the IPO. Pure Capital is also entitled during the term of the consulting agreement to the following payment: (i) an amount equal to 7% of the gross proceeds paid to the Company in connection with any exercise of warrants, whether or not currently outstanding; and (ii) 8% of the total consideration paid in connection with any purchase of a new brand, businesses, or similar events initiated or assisted by Pure Capital and approved by the Chief Executive Officer and Chairman of the Board based on agreement with Pure Capital. The consulting agreement is for an undefined period of time and may be terminated after 3 years from October 26, 2022 by either party upon 30 days of advance notice. In March 2023, the Company paid to Pure Capital $352 thousand in accordance with the terms of the Pure Capital Consulting Agreement. The consultancy fees were paid in consideration with the investments in Fort and SciSparc and were capitalized. Additionally On October 26, 2022 the Group and Pure NJ Logistics LLC, owned by Pure Capital and a director of the Company, entered into a warehouse storage agreement located in the USA. As of December 31, 2023 there is no advances to Pure NJ Logistics LLC. See also note 19.
[2]	As noted in note 7, the Company purchased 49% of the voting rights of SciSparc U.S, a related party of the Company from the following reasons: the Company's chairman board of director serves as the director in SciSparc U.S, Chief Financial Officer (CFO) of and Chief Executive Officer (CEO) in SciSparc. Additionally, in connection with the closing of the Wellution Agreement, on March 22, 2023, the Company entered into a consulting agreement with SciSparc U.S (the “SciSparc Consulting Agreement”), pursuant to which the Company will provide management services to SciSparc U.S for the Wellution brand for a monthly fee of $20 thousand and the Company received a one-time signing bonus in the amount of $51 thousand. The SciSparc Consulting Agreement is for an undefined period of time and may be terminated by either party with 30 days advance notice. On November 2023 the monthly fee reduced to $10 thousand. In addition, The Company provides a variety of professional and business support services in accordance with transfer pricing work received in SciSparc U.S. The aforementioned services are provided in collaboration with SciSparc. The outstanding payable to SciSparc and SciSparc U.S as of December 31, 2023, was $15 thousand and $8 thousand, accordingly.
[3]	On May 21, 2022, the Company has entered into a short-term lease agreement for its offices from Medigus and participated in 50% of the lease and maintenance expenses related. The Company paid $86 thousand plus VAT on December 30, 2022. Also, the Company participated in 50% of salary of Medigus employee which provided services to the Company in 2022 and till April 30, 2024 in monthly rate of $10 thousand NIS a month (approximately $3 thousand) The outstanding payable to Medigus as of December 31, 2023, and 2022, was $43 thousand and $32 thousand, respectively.
[4]	On August 3, 2022, the Company’s Board of Directors approved the increase to the chief executive officer (“Mr. Hakmon’s”), monthly salary to NIS 55 thousand (approximately $23 thousand) plus applicable value added taxes (“VAT”), retroactively from February 1, 2022. Effective on September 1, 2022, the Company’s Board of Directors approved an increase to Mr. Hakmon’s monthly salary to NIS 80 thousand (approximately $23 thousand) plus VAT and a one-time bonus of NIS 480 thousand (approximately $140 thousand).
[5]	During 2023 the Company paid $23 thousand to Medigus and $17 thousand to Pure Capital in connection to revenue sharing payment. The outstanding payable to Medigus and Pure Capital as of December 31, 2023is $12 thousand and $9 thousand, respectively.
[6]	As of December 31, 2023 the outstanding amount due to SciSparc in connection with the closing of the Wellution Agreement was $98 thousand connection. this amount was paid on January, 31 2024.